PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND EQUIPMENT
9.	PROPERTY, PLANT AND EQUIPMENT

	December 31, 2011	December 31, 2010	June 30, 2010
Cost	12,083.9	12,771.6	11,038.9
Accumulated depreciation and amortization	(5,067.1)	(5,289.6)	(4,399.2)

	7,016.8	7,482.0	6,639.7

Mining properties, mine development costs, mine plant facilities and mineral interests	6,021.3	6,940.4	6,396.1
Asset retirement costs	112.3	108.2	94.1
Other non-mining assets	883.2	433.4	149.5

	7,016.8	7,482.0	6,639.7

Included in property, plant and equipment is cumulative capitalized interest, net of amortization, relating to the following assets:
South African operations	32.5	23.3	18.6
Tarkwa Mine	14.4	15.9	16.6
Cerro Corona	75.4	81.3	84.5

	122.3	120.5	119.7

Depreciation of property, plant and equipment amounted to $745.3 million (six months ended December 31, 2010: $389.4 million; fiscal year ended June 30, 2010: $631.1 million).

Fleet assets amounting to $80.7 million have been pledged as security for the $60 million senior secured revolving credit facility.

On August 27, 2009, Gold Fields reached agreement with Morgan Stanley Bank to terminate, for A$308 million ($257.1 million), the royalty agreement between St. Ives Gold Mining Company Pty Limited, or St. Ives, and Morgan Stanley Bank’s subsidiaries. The terminated royalty agreement required St. Ives to pay a 4% net smelter volume royalty on all of its revenues once total gold produced from November 30, 2001 exceeded 3.3 million ounces which was triggered early in fiscal year ended June 30, 2009, and provided that if the gold price exceeded A$600 per ounce, to pay an additional 10% of the revenue difference between the spot gold price, in Australian dollars per ounce, and the price of A$600 per ounce.

In fiscal year ended June 30, 2010, Gold Fields acquired, for cash, 100% of Glencar Mining Plc., or Glencar Mining, a company whose principal asset, and only defined resource, is the Komana project in Southern Mali, West Africa. The cash consideration paid was $43.0 million.